Basis of Presentation of the Consolidated Financial Statements - Impact of Adopting IFRS 16 (Details) - EUR (€) € / shares in Units, € in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Right-of-use assets	€ 7,870	€ 6,939	€ 0
Lease liabilities	7,705	7,226	0
Equity	26,996	25,450	26,980	€ 26,618	€ 29,229	€ 28,385
Present value of future payments for operating leases at December 31, 2018		11,475
Profit or loss [abstract]
Revenues		48,422	48,693	52,008
Other income		2,842	1,622	1,489
Supplies		(13,635)	(14,013)	(15,022)
Personnel expenses		(8,066)	(6,332)	(6,862)
Other expenses		(14,444)	(14,399)	(15,426)
Depreciation and amortization		(10,582)	(9,049)	(9,396)
OPERATING INCOME		4,537	6,522	6,791
Share of income (loss) of investments accounted for by the equity method		13	4	5
Finance income		842	1,458	1,073
Exchange gains		2,461	3,389	3,958
Finance costs		(2,795)	(2,690)	(3,363)
Exchange losses		(2,340)	(3,112)	(3,867)
Net financial expense		(1,832)	(955)	(2,199)
PROFIT BEFORE TAX		2,718	5,571	4,597
Corporate income tax		(1,054)	(1,621)	(1,219)
PROFIT FOR THE PERIOD		1,664	3,950	3,378
Attributable to equity holders of the parent		1,142	3,331	3,132
Attributable to non-controlling interests		€ 522	€ 619	€ 246
Basic and diluted earnings per share attributable to equity holders of the parent (EUR per share)		€ 0.17	€ 0.57	€ 0.56
Principal payments of lease liabilities		€ 1,518	€ 0	€ 0
Net payments of interest and other financial expenses net of dividends received		1,725	1,636	€ 1,726
IAS 17
Disclosure of subsidiaries [line items]
Equity			26,193
Present value of future payments for operating leases at December 31, 2018			7,229
Present value of future payments for operating leases of companies held for sale at December 31, 2018			(98)
Finance lease liabilities under IAS 17			201
Profit or loss [abstract]
Revenues		48,422	48,728
Other income		3,032
Supplies		(14,490)
Personnel expenses		(8,070)
Other expenses		(15,284)
Depreciation and amortization		(8,950)	(9,049)
OPERATING INCOME		4,660	6,446
Share of income (loss) of investments accounted for by the equity method		13	4
Finance income		842
Exchange gains		2,449
Finance costs		(2,599)
Exchange losses		(2,310)
Net financial expense		(1,618)	(944)
PROFIT BEFORE TAX		3,055	5,506
Corporate income tax		(1,104)	(1,609)
PROFIT FOR THE PERIOD		1,951	3,897
Attributable to equity holders of the parent		1,383	3,291
Attributable to non-controlling interests		€ 568	€ 606
Basic and diluted earnings per share attributable to equity holders of the parent (EUR per share)		€ 0.21	€ 0.56
IFRS 16 Impact
Disclosure of subsidiaries [line items]
Right-of-use assets	7,616
Right-of-use assets of companies held for sale			€ 155
Reclassification of property, plant and equipment deriving from finance leases	(249)
Advance payments of lease contracts in force	(178)
Effect on accounts receivable for subleases	18
Lease liabilities	7,600
Lease liabilities of companies held for sale			€ 152
Reclassification of finance lease liabilities	(201)
Reclassification of other lease liabilities	(56)
Equity	16
Low cost and/or short term lease liabilities	(337)
Cancelable contracts without penalty cost	541
Differences in lease term and discount rates	247
Leases, other items	€ (78)
Profit or loss [abstract]
Revenues		€ 0
Other income		(190)
Supplies		855
Personnel expenses		4
Other expenses		840
Depreciation and amortization		(1,632)
OPERATING INCOME		(123)
Share of income (loss) of investments accounted for by the equity method		0
Finance income		0
Exchange gains		12
Finance costs		(196)
Exchange losses		(30)
Net financial expense		(214)
PROFIT BEFORE TAX		(337)
Corporate income tax		50
PROFIT FOR THE PERIOD		(287)
Attributable to equity holders of the parent		(241)
Attributable to non-controlling interests		€ (46)
Basic and diluted earnings per share attributable to equity holders of the parent (EUR per share)		€ (0.05)
Principal payments of lease liabilities		€ 1,518
Net payments of interest and other financial expenses net of dividends received		€ 185
Minimum
Disclosure of subsidiaries [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16 (as a percent)	2.40%
Maximum
Disclosure of subsidiaries [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16 (as a percent)	3.00%